FINANCIAL STATEMENT SCHEDULE I - Statements of Shareholders' Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 16, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		$ 4,924,982		$ 3,740,756		$ 3,187,652
Net income for the year		527,386		578,013		398,672
Change in fair value of forward exchange rate contracts		0		0		99
Change in fair value of interest rate swap agreements		(19)		0		0
Reclassification to earnings upon settlement of forward exchange rate contracts		0		0		(138)
Share-based compensation		20,401		15,002		8,973
Shares purchased under trust arrangement for future vesting of restricted shares		(1,721)		(8,770)
Transfer of shares purchased under trust arrangement for restricted shares vested		0		0
Shares issued for future vesting of restricted shares and exercise of share options				0		0
Shares repurchased for retirement		(300,495)
Retirement of shares		0
Issuance of shares for restricted shares vested		0		0		0
Cancellation of vested restricted shares						0
Exercise of share options		2,156		4,919		3,631
Change in shareholding of the Philippine subsidiaries		122,166		338,461
Dividends declared		(342,718)		0		0
ENDING BALANCE		5,041,670		4,924,982		3,740,756
Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		16,667		16,581		16,531
BEGINNING BALANCE (in shares)		1,666,633,448		1,658,059,295		1,653,101,002
Net income for the year		0		0		0
Change in fair value of forward exchange rate contracts						0
Change in fair value of interest rate swap agreements		0
Reclassification to earnings upon settlement of forward exchange rate contracts						0
Share-based compensation		0		0		0
Shares purchased under trust arrangement for future vesting of restricted shares		0		0
Shares purchased under trust arrangement for future vesting of restricted shares (in shares)		0		0
Transfer of shares purchased under trust arrangement for restricted shares vested		0		0
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)		0		0
Shares issued for future vesting of restricted shares and exercise of share options				86		50
Shares repurchased for retirement		0
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		0		8,574,153		4,958,293
Shares repurchased for retirement (in shares)		0
Retirement of shares		(330)
Retirement of shares (in shares)		(32,931,528)
Issuance of shares for restricted shares vested		0		0		0
Issuance of shares for restricted shares vested (in shares)		0		0		0
Cancellation of vested restricted shares						0
Cancellation of vested restricted shares (in shares)						0
Exercise of share options		0		0		0
Exercise of share options (in shares)		0		0		0
Change in shareholding of the Philippine subsidiaries		0		0
Dividends declared		0
ENDING BALANCE		16,337		16,667		16,581
ENDING BALANCE (in shares)		1,633,701,920		1,666,633,448		1,658,059,295
Treasury Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(5,960)		(113)		(106)
BEGINNING BALANCE (in shares)		(16,222,246)	[1]	(11,267,038)	[1]	(10,552,328)	[1]
Net income for the year		0		0		0
Change in fair value of forward exchange rate contracts						0
Change in fair value of interest rate swap agreements		0
Reclassification to earnings upon settlement of forward exchange rate contracts						0
Share-based compensation		0		0		0
Shares purchased under trust arrangement for future vesting of restricted shares		(1,721)		(8,770)
Shares purchased under trust arrangement for future vesting of restricted shares (in shares)		(208,278)	[1]	(1,121,838)	[1]
Transfer of shares purchased under trust arrangement for restricted shares vested		3,648		2,965
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)		467,121	[1]	378,579	[1]
Shares issued for future vesting of restricted shares and exercise of share options				(86)		(50)
Shares repurchased for retirement		(300,495)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)				(8,574,153)	[1]	(4,958,293)	[1]
Shares repurchased for retirement (in shares)		(36,649,344)	[1]
Retirement of shares		271,341
Retirement of shares (in shares)		32,931,528	[1]
Issuance of shares for restricted shares vested		11		13		13
Issuance of shares for restricted shares vested (in shares)		1,068,534	[1]	1,297,902	[1]	1,276,634	[1]
Cancellation of vested restricted shares						0
Cancellation of vested restricted shares (in shares)						(6)	[1]
Exercise of share options		9		31		30
Exercise of share options (in shares)		928,299	[1]	3,064,302	[1]	2,966,955	[1]
Change in shareholding of the Philippine subsidiaries		0		0
Dividends declared		0
ENDING BALANCE		(33,167)		(5,960)		(113)
ENDING BALANCE (in shares)		(17,684,386)	[1]	(16,222,246)	[1]	(11,267,038)	[1]
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		3,479,399		3,235,835		3,223,274
Net income for the year		0		0		0
Change in fair value of forward exchange rate contracts						0
Change in fair value of interest rate swap agreements		0
Reclassification to earnings upon settlement of forward exchange rate contracts						0
Share-based compensation		18,233		14,119		8,973
Shares purchased under trust arrangement for future vesting of restricted shares		0		0
Transfer of shares purchased under trust arrangement for restricted shares vested		(3,648)		(2,965)
Shares issued for future vesting of restricted shares and exercise of share options				0		0
Shares repurchased for retirement		0
Retirement of shares		(271,011)
Issuance of shares for restricted shares vested		(11)		(13)		(13)
Cancellation of vested restricted shares						0
Exercise of share options		2,147		4,888		3,601
Change in shareholding of the Philippine subsidiaries		57,293		227,535
Dividends declared	(189,459)	(189,459)
ENDING BALANCE		3,092,943		3,479,399		3,235,835
Accumulated Other Comprehensive Losses [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(15,592)		(1,057)		(1,034)
Net income for the year		0		0		0
Change in fair value of forward exchange rate contracts						99
Change in fair value of interest rate swap agreements		(19)
Reclassification to earnings upon settlement of forward exchange rate contracts						(138)
Share-based compensation		0		0		0
Shares purchased under trust arrangement for future vesting of restricted shares		0		0
Transfer of shares purchased under trust arrangement for restricted shares vested		0		0
Shares issued for future vesting of restricted shares and exercise of share options				0		0
Shares repurchased for retirement		0
Retirement of shares		0
Issuance of shares for restricted shares vested		0		0		0
Cancellation of vested restricted shares						0
Exercise of share options		0		0		0
Change in shareholding of the Philippine subsidiaries		0		0
Dividends declared		0
ENDING BALANCE		(17,149)		(15,592)		(1,057)
(Accumulated Losses) Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		772,156		134,693		(282,510)
Net income for the year		608,280		637,463		417,203
Change in fair value of forward exchange rate contracts						0
Change in fair value of interest rate swap agreements		0
Reclassification to earnings upon settlement of forward exchange rate contracts						0
Share-based compensation		0		0		0
Shares purchased under trust arrangement for future vesting of restricted shares		0		0
Transfer of shares purchased under trust arrangement for restricted shares vested		0		0
Shares issued for future vesting of restricted shares and exercise of share options				0		0
Shares repurchased for retirement		0
Retirement of shares		0
Issuance of shares for restricted shares vested		0		0		0
Cancellation of vested restricted shares						0
Exercise of share options		0		0		0
Change in shareholding of the Philippine subsidiaries		0		0
Dividends declared		(153,259)
ENDING BALANCE		1,227,177		772,156		134,693
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		4,246,670		3,385,939		2,956,155
Net income for the year		608,280		637,463		417,203
Foreign currency translation adjustment		(1,538)		(14,535)		16
Change in fair value of forward exchange rate contracts		0		0		99
Change in fair value of interest rate swap agreements		(19)		0		0
Reclassification to earnings upon settlement of forward exchange rate contracts		0		0		(138)
Share-based compensation		18,233		14,119		8,973
Shares purchased under trust arrangement for future vesting of restricted shares		(1,721)		(8,770)
Transfer of shares purchased under trust arrangement for restricted shares vested		0		0
Shares issued for future vesting of restricted shares and exercise of share options				0		0
Shares repurchased for retirement		(300,495)
Retirement of shares		0
Issuance of shares for restricted shares vested		0		0		0
Cancellation of vested restricted shares						0
Exercise of share options		2,156		4,919		3,631
Change in shareholding of the Philippine subsidiaries		57,293		227,535
Dividends declared		(342,718)
ENDING BALANCE		4,286,141		4,246,670		3,385,939
Parent Company [Member] | Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		16,667		16,581		16,531
BEGINNING BALANCE (in shares)		1,666,633,448		1,658,059,295		1,653,101,002
Net income for the year		0		0		0
Foreign currency translation adjustment		0		0		0
Change in fair value of forward exchange rate contracts						0
Change in fair value of interest rate swap agreements		0
Reclassification to earnings upon settlement of forward exchange rate contracts						0
Share-based compensation		0		0		0
Shares purchased under trust arrangement for future vesting of restricted shares		0		0
Shares purchased under trust arrangement for future vesting of restricted shares (in shares)		0		0
Transfer of shares purchased under trust arrangement for restricted shares vested		0		0
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)		0		0
Shares issued for future vesting of restricted shares and exercise of share options				86		50
Shares repurchased for retirement		0
Shares issued for future vesting of restricted shares and exercise of share options (in shares)				8,574,153		4,958,293
Shares repurchased for retirement (in shares)		0
Retirement of shares		(330)
Retirement of shares (in shares)		(32,931,528)
Issuance of shares for restricted shares vested		0		0		0
Issuance of shares for restricted shares vested (in shares)		0		0		0
Cancellation of vested restricted shares						0
Cancellation of vested restricted shares (in shares)						0
Exercise of share options		0		0		0
Exercise of share options (in shares)		0		0		0
Change in shareholding of the Philippine subsidiaries		0		0
Dividends declared		0
ENDING BALANCE		16,337		16,667		16,581
ENDING BALANCE (in shares)		1,633,701,920		1,666,633,448		1,658,059,295
Parent Company [Member] | Treasury Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(5,960)		(113)		(106)
BEGINNING BALANCE (in shares)		(16,222,246)	[1]	(11,267,038)	[1]	(10,552,328)	[1]
Net income for the year		0		0		0
Foreign currency translation adjustment		0		0		0
Change in fair value of forward exchange rate contracts						0
Change in fair value of interest rate swap agreements		0
Reclassification to earnings upon settlement of forward exchange rate contracts						0
Share-based compensation		0		0		0
Shares purchased under trust arrangement for future vesting of restricted shares		(1,721)		(8,770)
Shares purchased under trust arrangement for future vesting of restricted shares (in shares)		(208,278)	[1]	(1,121,838)	[1]
Transfer of shares purchased under trust arrangement for restricted shares vested		3,648		2,965
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)		467,121	[1]	378,579	[1]
Shares issued for future vesting of restricted shares and exercise of share options				(86)		(50)
Shares repurchased for retirement		(300,495)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)				(8,574,153)	[1]	(4,958,293)	[1]
Shares repurchased for retirement (in shares)		(36,649,344)	[1]
Retirement of shares		271,341
Retirement of shares (in shares)		32,931,528	[1]
Issuance of shares for restricted shares vested		11		13		13
Issuance of shares for restricted shares vested (in shares)		1,068,534	[1]	1,297,902	[1]	1,276,634	[1]
Cancellation of vested restricted shares						0
Cancellation of vested restricted shares (in shares)						(6)	[1]
Exercise of share options		9		31		30
Exercise of share options (in shares)		928,299	[1]	3,064,302	[1]	2,966,955	[1]
Change in shareholding of the Philippine subsidiaries		0		0
Dividends declared		0
ENDING BALANCE		(33,167)		(5,960)		(113)
ENDING BALANCE (in shares)		(17,684,386)	[1]	(16,222,246)	[1]	(11,267,038)	[1]
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		3,479,399		3,235,835		3,223,274
Net income for the year		0		0		0
Foreign currency translation adjustment		0		0		0
Change in fair value of forward exchange rate contracts						0
Change in fair value of interest rate swap agreements		0
Reclassification to earnings upon settlement of forward exchange rate contracts						0
Share-based compensation		18,233		14,119		8,973
Shares purchased under trust arrangement for future vesting of restricted shares		0		0
Transfer of shares purchased under trust arrangement for restricted shares vested		(3,648)		(2,965)
Shares issued for future vesting of restricted shares and exercise of share options				0		0
Shares repurchased for retirement		0
Retirement of shares		(271,011)
Issuance of shares for restricted shares vested		(11)		(13)		(13)
Cancellation of vested restricted shares						0
Exercise of share options		2,147		4,888		3,601
Change in shareholding of the Philippine subsidiaries		57,293		227,535
Dividends declared		(189,459)
ENDING BALANCE		3,092,943		3,479,399		3,235,835
Parent Company [Member] | Accumulated Other Comprehensive Losses [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(15,592)		(1,057)		(1,034)
Net income for the year		0		0		0
Foreign currency translation adjustment		(1,538)		(14,535)		16
Change in fair value of forward exchange rate contracts						99
Change in fair value of interest rate swap agreements		(19)
Reclassification to earnings upon settlement of forward exchange rate contracts						(138)
Share-based compensation		0		0		0
Shares purchased under trust arrangement for future vesting of restricted shares		0		0
Transfer of shares purchased under trust arrangement for restricted shares vested		0		0
Shares issued for future vesting of restricted shares and exercise of share options				0		0
Shares repurchased for retirement		0
Retirement of shares		0
Issuance of shares for restricted shares vested		0		0		0
Cancellation of vested restricted shares						0
Exercise of share options		0		0		0
Change in shareholding of the Philippine subsidiaries		0		0
Dividends declared		0
ENDING BALANCE		(17,149)		(15,592)		(1,057)
Parent Company [Member] | (Accumulated Losses) Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		772,156		134,693		(282,510)
Net income for the year		608,280		637,463		417,203
Foreign currency translation adjustment		0		0		0
Change in fair value of forward exchange rate contracts						0
Change in fair value of interest rate swap agreements		0
Reclassification to earnings upon settlement of forward exchange rate contracts						0
Share-based compensation		0		0		0
Shares purchased under trust arrangement for future vesting of restricted shares		0		0
Transfer of shares purchased under trust arrangement for restricted shares vested		0		0
Shares issued for future vesting of restricted shares and exercise of share options				0		0
Shares repurchased for retirement		0
Retirement of shares		0
Issuance of shares for restricted shares vested		0		0		0
Cancellation of vested restricted shares						0
Exercise of share options		0		0		0
Change in shareholding of the Philippine subsidiaries		0		0
Dividends declared		(153,259)
ENDING BALANCE		$ 1,227,177		$ 772,156		$ 134,693

[1]	The treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the Stock Repurchase Program pending for retirement.